Credit Facilitates - Schedule Of Short Term Debt Banking Facilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total current portion of banking facilities	$ (140,162)	$ (170,093)
Total noncurrent portion of banking facilities	1,951,389	2,373,136
Line of Credit [Member]
Line of Credit Facility [Line Items]
Short-term loans - banks	2,091,551	2,543,229
Total current portion of banking facilities	(140,162)	(170,093)
Total noncurrent portion of banking facilities	$ 1,951,389	2,373,136
United Overseas Bank Limited ("UOB") [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Term	Varies from 36 monthly instalment, 72 monthly instalments, and 168 monthly instalments from the first date of first disbursement
Interest rate	Effective on September 20, 2022, the repriced interest rate changes to1st year and 2nd year fixed at 1.20% over the applicable 3-month compounded Singapore Overnight Rate Average (“SORA”); 3rd year and thereafter 2.00% over the applicable 3-month compounded SORA
Collateral Guarantee	Guaranteed by Mr. Wanjun Yao, the major shareholder, Mr. Jinan Tang, senior manager, Mrs. Liling Du, director, Mr. Demin Han, director, and the properties of Tung Resources
Short-term loans - banks	$ 762,025	848,362
DBS Bank, Ltd. ("DBS") [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Term	300 monthly instalments from the date of first disbursement
Interest rate	Effective on June 6, 2022, the repriced interest rate changes to 1st year and 2nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)
Collateral Guarantee	Guaranteed by Mr. Wanjun Yao, the major shareholder, and the properties of Tung Resources
Short-term loans - banks	$ 1,329,526	1,353,561
Standard Chartered Bank [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Term	180 months from the date of first disbursement
Interest rate	1st year and 2nd year fixed at 0.38% above fixed deposit rate, thereafter fixed at 1.78% above fixed deposit rate (the current 36-month fixed deposit rate for a 36-month Singapore dollar time deposit is 1.02% per annum)
Collateral Guarantee	Guaranteed by Mr. Wanjun Yao, major shareholder, Mr. Jinan Tang, senior manager, and the properties of Tungray Singapore
Short-term loans - banks	$ 0	$ 341,306